                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.  Name and Address of Issuer:

         VANGUARD HORIZON FUND, INC.
         THE VANGUARD GROUP, INC.
         c/o Vanguard Financial Center
         P. O. Box 2600
         Valley Forge, Pennsylvania  19482-2600
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2.  Name of each series or class of funds for which this notice is filed:

         VANGUARD HORIZON FUND, INC.
         Capital Opportunity Portfolio
         Global Equity Portfolio
         Global Asset Allocation Portfolio
         Aggressive Growth Portfolio
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3.  Investment Company Act of 1940 File No.:  811-07239

     Securities Act of 1933 File No.:  33-56443
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4.  Last day of fiscal year for which this notice is filed:

                  10/31/96
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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration.

                  N/A              [  ]
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6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                  N/A
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7.  Number and amount of securities of the same class of series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                  NONE
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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                  NONE
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9.  Number and aggregate sale price of securities sold during the fiscal year:

                  18,960,472  Shares

                  $205,790,399.  Aggregate Sales Price
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
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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                  18,960,472  Shares

                  $205,790,399.  Aggregate Sales Price
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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                  N/A
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12.  Calculation of registration fee:

(i)     Aggregate sale price of securities sold during the fiscal year in
          reliance on rule 24f-2 (from Item 10):                                         $ 205,790,399.
                                                                                         ----------------
(ii)    Aggregate price of shares issued in connection with dividend
          reinvestment plans (from Item 11, if applicable):                           +            N/A
                                                                                         ----------------
(iii)   Aggregate price of shares redeemed or repurchased during the
          fiscal year (if applicable):                                                -     41,331,235.
                                                                                         ----------------
(iv)    Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
          applicable):                                                                +            N/A
                                                                                         ----------------
(v)     Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (i), plus line (ii), less line (iii),
          plus line (iv) (if applicable):                                                  164,459,164.
                                                                                         ----------------
(vi)    Multiplier prescribed by Section 6(b) of the Securities Act of 1933
          or other applicable law or regulation (see Instruction C.6):                x       1/33 of 1%
                                                                                         ----------------
(vii)   Fee due [line (i) or line (v) multiplied by line (vi)]                           $      49,836.11
                                                                                         ================

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [ ]

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By (Signature and Title)*______________________________________________________
                           Raymond J. Klapinsky, Senior Vice President
                               and Secretary

Date:_________________
  *Please print the name and title of the signing officer below the signature.










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December 30, 1996                                    EXHIBIT "B"



VANGUARD  HORIZON FUND, INC.
1300 Morris Drive
P. O. Box 876
Valley Forge, PA  19482

Gentlemen:

I am acting as counsel to VANGUARD HORIZON FUND, INC. (the "Fund"), in connection with its registration as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"), as amended. It is in my capacity as counsel to the Fund that I am furnishing you this opinion.

I have examined the Fund's: (1) Articles of Incorporation, and amendments thereto; (2) Minutes of the meetings of shareholders and Directors; (3) Notification of Registration on Form N-8A under the 1940 Act; (4) Registration on Form N-1A under the Securities Act of 1933 ("1933 Act") and 1940 Act, and all amendments thereto; and (5) all other relevant documents and records, as well as the procedures and requirements relative to the issuance and sale of the Fund's shares.

The Fund is authorized to issue 1,000,000,000 shares of its common stock with a par value of $0.001 per share from four classes ("Portfolios") of shares, which are designated the Capital Opportunity Portfolio (250,000,000 authorized shares), Global Equity Portfolio (250,000,000 authorized shares), Global Asset Allocation Portfolio (250,000,000 authorized shares), and Aggressive Growth Portfolio (250,000,000 authorized shares). On October 31, 1996, the Fund had issued and outstanding approximately 10,618,023 shares of the Capital Opportunity Portfolio; 8,483,634 of the Global Equity Portfolio; 6,702,290 of the Global Asset Allocation Portfolio; and 10,644,433 of the Aggressive Growth Portfolio.

My examination also disclosed the following information:

1. On November 1, 1995, (the beginning of the Fund's fiscal year), the Fund did not have any securities registered under the 1933 Act other than pursuant to Rule 24f-2 of the 1940 Act.

2. During the fiscal year ended October 31, 1996, the Fund did not register any securities under the 1933 Act other than pursuant to Rule 24f-2.

3. During the fiscal year ended October 31, 1996, the Fund sold a combined total of approximately 18,960,472 shares of its four Portfolios having an aggregate sales price of $205,790,399. in reliance upon registration pursuant to Rule 24f-2 of the 1940 Act.

4. During the fiscal year ended October 31, 1996, the Fund redeemed 3,970,364 shares, having a total aggregate redemption price of $41,331,235.

You have instructed me to file, on behalf of the Fund, a Notice pursuant to Rule 24f-2 of the 1940 Act, for the purpose of registering, under the 1933 Act, the shares set forth above which were sold by the Fund during the fiscal year.

Based upon the foregoing information and my examination, it is my opinion that:

1. The Fund is a valid and subsisting corporation of the State of Maryland, authorized to issue 1,000,000,000 shares of its common stock, with a $0.001 par value per share from four Portfolios: 250,000,000 shares of the Capital Opportunity Portfolio; 250,000,000 shares of the Global Equity Portfolio; 250,000,000 shares of the Global Asset Allocation Portfolio; and, 250,000,000 shares of the Aggressive Growth Portfolio;

2. The proposed registration of the combined total of 18,960,472 shares of Vanguard Horizon Fund, Inc. common stock sold by the Fund during the fiscal year ended October 31, 1996, pursuant to Rule 24f-2 of the 1940 Act is proper, and that such shares, which were issued for a consideration deemed by the Board of Directors to be consistent with the Fund's Articles of Incorporation, were lawfully issued, fully paid, and non-assessable;

3. The holders of such shares have all the rights provided with respect to such holdings by the Articles of Incorporation and the laws of the State of Maryland.

I hereby consent to the use of this opinion as an Exhibit to the Rule 24f-2 Notice to be filed on behalf of the Fund, covering the registration of such shares under the 1933 Act, and to the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the states in which shares of the Fund are offered. I further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by me.

Very truly yours,



By:      Raymond J. Klapinsky
         Counsel



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